Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of financial instruments

The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$159,467	$159,467	$19,303	$19,303
Restricted cash	$9,979	$9,979	$11,425	$11,425
Amounts due from related parties, short-term	$—	$—	$5,000	$5,000
Amounts due from related parties, long-term	$35,245	$35,245	$—	$—
Amounts due to related parties, short-term	$(64,204)	$(64,204)	$(35,979)	$(35,979)
Notes receivable, net of current portion	$—	$—	$8,013	$8,013
Long-term borrowings, including current portion, net	$(1,361,709)	$(1,374,445)	$(486,857)	$(491,169)

Fair value measurements on a Nonrecurring Basis
	Fair Value Measurements as at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$159,467	$159,467	$—	$—
Restricted cash	$9,979	$9,979	$—	$—
Amounts due from related parties, long-term	$35,245	$—	$35,245	$—
Amounts due to related parties, short-term	$(64,204)	$—	$(64,204)	$—
Long-term borrowings, net (1)	$(1,374,445)	$—	$(1,374,445)	$—

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$19,303	$19,303	$—	$—
Restricted cash	$11,425	$11,425	$—	$—
Amounts due from related parties, short-term	$5,000	$—	$5,000	$—
Notes receivable, net of current portion(2)	$8,013	$—	$8,013	$—
Amounts due to related parties, long-term	$(35,979)	$—	$(35,979)	$—
Long-term borrowings, net(1)	$(491,169)	$—	$(491,169)	$—

(1)  The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account its creditworthiness.

(2)  The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.

As of December 31, 2021, there were no assets measured at fair value on a non-recurring basis.

As of December 31, 2020, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Vessels, net	$62,789	$13,428	$49,361	$—